Revenue from Contracts with Clients	12 Months Ended
Dec. 31, 2018
Revenue from Contracts with Clients
Revenue from Contracts with Clients

Note 10—Revenue from Contracts with Clients

Contract Assets and Liabilities

Accounts receivable are recognized when the right to consideration becomes unconditional based upon contractual billing schedules. Payment terms on invoiced amounts are typically 30 days. As of December 31, 2018 and 2017, accounts receivable on our consolidated balance sheets were presented net of allowance for doubtful accounts of $0.0 and $2.6 million, respectively.

Contract assets consist of demobilization revenue that we expect to receive and is recognized ratably throughout the contract term but invoiced upon completion of the demobilization activities. Once the demobilization revenue is invoiced, the corresponding contract asset is transferred to accounts receivable.

Contract liabilities include payments received for mobilization, contract preparation and capital upgrade activities, which are allocated to the overall performance obligation and recognized ratably over the initial term of the contract.

Contract assets and liabilities are netted at a contract level, such that deferred revenue for mobilization, contract preparation and capital upgrade (contract liabilities) is netted with any accrued demobilization revenue (contract asset) for each applicable contract. Net current contract asset and liability balances are included in “Prepaid expenses and other current assets” and “Deferred revenue, current,” respectively, and net noncurrent contract asset and liability balances are included in “Other assets” and “Deferred revenue,” respectively, on our consolidated balance sheets.

The following table provides information about trade receivables, contract assets and contract liabilities:

	Successor	Predecessor
	December 31,	January 1,
	2018	2018
(in thousands)
Trade receivables, net	$40,144	$40,398
Current contract liabilities (deferred revenue)	—	23,966
Noncurrent contract liabilities (deferred revenue)	—	12,973

Significant changes in contract assets and contract liabilities for the Predecessor period in 2018 are as follows:

	Contract Assets	Contract Liabilities
	(in thousands)
Balance at January 1, 2018	$—	$(36,939)
Decrease due to amortization of deferred revenue	—	20,212
Decrease due to completion of prepaid services	—	2,305
Increase due to cash received, excluding amounts recognized as revenue	—	(1,824)
Decrease due to fresh start accounting adjustments (Note 3)	—	16,246
Balance at November 19, 2018 (Predecessor)	$—	$—

There were no material activities for the Successor period in 2018.

Contract Fulfillment Costs

Certain direct and incremental costs incurred for upfront preparation and initial mobilization of contracted rigs represent costs of fulfilling a contract as they relate directly to a contract, enhance resources that will be used to satisfy our performance obligations in the future and are expected to be recovered. Such costs are deferred as a current or noncurrent asset depending on the length of the initial contract term and amortized ratably to operating expenses as services are rendered over the initial term of the related drilling contract. As of December 31, 2018, these contract fulfillment costs were $0.4 million and reported in “Deferred costs, current” on our consolidated balance sheets. During the Successor and Predecessor periods in 2018, amortization of such costs was $0.1 million and $7.5 million respectively, and there was no impairment of deferred contract costs.

Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization process. Costs incurred for capital upgrades for a contract are capitalized as property and equipment and depreciated over the estimated useful life of the asset.

Future Amortization of Contract Liabilities

As of December 31, 2018, there is no revenue expected to be recognized in the future related to unsatisfied performance obligations. We have applied the optional exemption in Topic 606 and have not disclosed the variable consideration related to our estimated future dayrate revenue.